Condensed consolidated statement of changes in equity - ZAR (R) R in Millions	Stated capital	Share-based payment reserve	Mark to market reserve	Foreign currency translation reserve	Accumulated loss	Equity attributable to owners of Sibanye Stillwater	Non-controlling interests	Total
Balance at beginning of period at Dec. 31, 2016	R 21,734.6	R 3,110.2		R (131.4)	R (8,262.0)	R 16,451.4	R 17.7	R 16,469.1
Comprehensive income			R 5.2	(632.4)	(4,437.4)	(5,064.6)	4.3	(5,060.3)
Profit/(loss) for the period					(4,437.4)	(4,437.4)	4.3	(4,433.1)
Other comprehensive income, net of tax			5.2	(632.4)		(627.2)		(627.2)
Dividends paid					(558.2)	(558.2)	(2.2)	(560.4)
Share-based payments		217.4				217.4		217.4
Shares issued on Lonmin acquisition	12,932.4					12,932.4		12,932.4
Balance at end of period at Dec. 31, 2017	34,667.0	3,327.6	5.2	(763.8)	(13,257.6)	23,978.4	19.8	23,998.2
Comprehensive income			47.4	1,719.1	(2,499.6)	(733.1)	(23.5)	(756.6)
Profit/(loss) for the period					(2,499.6)	(2,499.6)	(21.1)	(2,520.7)
Other comprehensive income, net of tax			47.4	1,719.1		1,766.5	(2.4)	1,764.1
Dividends paid							(0.6)	(0.6)
Share-based payments		281.7				281.7		281.7
Acquisition of subsidiary with non-controlling interests							940.3	940.3
Transaction with DRDGOLD shareholders					261.4	261.4		261.4
Balance at end of period at Dec. 31, 2018	34,667.0	3,609.3	52.6	955.3	(15,495.8)	23,788.4	936.0	24,724.4
Comprehensive income			128.9	(594.1)	62.1	(403.1)	370.0	(33.1)
Profit/(loss) for the period					62.1	62.1	370.7	432.8
Other comprehensive income, net of tax			128.9	(594.1)		(465.2)	(0.7)	(465.9)
Dividends paid							(85.0)	(85.0)
Share-based payments		290.3				290.3		290.3
Acquisition of subsidiary with non-controlling interests							247.0	247.0
Transaction with DRDGOLD shareholders							(0.3)	(0.3)
Shares issued for cash	1,688.4					1,688.4		1,688.4
Shares issued on Lonmin acquisition	4,306.6					4,306.6		4,306.6
Balance at end of period at Dec. 31, 2019	R 40,662.0	R 3,899.6	R 181.5	R 361.2	R (15,433.7)	R 29,670.6	R 1,467.7	R 31,138.3